Schedule of Investments(a)
Invesco Focused Discovery Growth ETF (IVDG)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Consumer Discretionary-14.71%
Aptiv PLC(b)	209	$34,872
Burlington Stores, Inc.(b)	106	35,489
Chewy, Inc., Class A(b)	346	28,960
Five Below, Inc.(b)	145	28,191
Floor & Decor Holdings, Inc., Class A(b)	293	35,749
Lithia Motors, Inc., Class A	70	26,405
RH(b)	37	24,571
		214,237
Financials-9.81%
First Republic Bank	177	34,519
KKR & Co., Inc., Class A	537	34,239
MSCI, Inc.	81	48,273
SVB Financial Group(b)	47	25,848
		142,879
Health Care-18.52%
Align Technology, Inc.(b)	46	32,007
Catalent, Inc.(b)	281	33,666
Charles River Laboratories International, Inc.(b)	109	44,354
IDEXX Laboratories, Inc.(b)	79	53,604
Mettler-Toledo International, Inc.(b)	18	26,527
Veeva Systems, Inc., Class A(b)	108	35,933
West Pharmaceutical Services, Inc.	106	43,643
		269,734
Industrials-16.14%
AMETEK, Inc.	263	36,570
Generac Holdings, Inc.(b)	117	49,065
IDEX Corp.	124	28,110
ITT, Inc.	269	26,338
Old Dominion Freight Line, Inc.	145	39,027
Trane Technologies PLC	151	30,745
Trex Co., Inc.(b)	260	25,246
		235,101
	Shares	Value
Information Technology-38.50%
Avalara, Inc.(b)	185	$30,926
Crowdstrike Holdings, Inc., Class A(b)	118	29,926
DocuSign, Inc.(b)	111	33,082
Entegris, Inc.	299	36,071
EPAM Systems, Inc.(b)	79	44,224
Five9, Inc.(b)	153	30,797
Globant S.A.(b)	148	35,396
HubSpot, Inc.(b)	79	47,086
MongoDB, Inc.(b)	75	26,919
Monolithic Power Systems, Inc.	131	58,853
Motorola Solutions, Inc.	130	29,110
Synopsys, Inc.(b)	170	48,958
Trimble, Inc.(b)	436	37,278
Twilio, Inc., Class A(b)	84	31,382
Zebra Technologies Corp., Class A(b)	74	40,884
		560,892
Materials-2.21%
Avery Dennison Corp.	153	32,234
Total Common Stocks & Other Equity Interests (Cost $1,227,673)		1,455,077
Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $2,203)	2,203	2,203
TOTAL INVESTMENTS IN SECURITIES-100.04% (Cost $1,229,876)		1,457,280
OTHER ASSETS LESS LIABILITIES-(0.04)%		(624)
NET ASSETS-100.00%		$1,456,656
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$319,611	$(317,408)	$-	$-	$2,203	$2
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	111,135	(111,135)	-	-	-	-
Invesco Private Prime Fund	-	196,994	(196,994)	-	-	-	3*
Total	$-	$627,740	$(625,537)	$-	$-	$2,203	$5

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Real Assets ESG ETF (IVRA)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.24%
Consumer Staples-1.33%
Archer-Daniels-Midland Co.	414	$24,724
Energy-21.23%
Cheniere Energy, Inc.(b)	541	45,947
Enbridge, Inc. (Canada)	2,464	97,072
Gibson Energy, Inc. (Canada)	1,185	21,700
Inter Pipeline Ltd. (Canada)	311	4,978
Keyera Corp. (Canada)(c)	886	23,705
Kinder Morgan, Inc.	780	13,556
ONEOK, Inc.	936	48,644
Pembina Pipeline Corp. (Canada)	1,909	63,065
Targa Resources Corp.	656	27,624
TC Energy Corp. (Canada)	595	28,988
Williams Cos., Inc. (The)	758	18,988
		394,267
Industrials-0.27%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V., ADR (Mexico)(b)	103	5,039
Materials-11.24%
First Quantum Minerals Ltd. (Zambia)	1,046	22,389
FMC Corp.	453	48,448
International Paper Co.	214	12,361
Lundin Mining Corp. (Chile)	3,747	34,128
Nutrien Ltd. (Canada)	453	26,918
West Fraser Timber Co. Ltd. (Canada)	350	25,090
Westrock Co.	256	12,598
Wheaton Precious Metals Corp. (Canada)	580	26,776
		208,708
Real Estate-55.13%
Acadia Realty Trust	1,276	27,306
Alexandria Real Estate Equities, Inc.	162	32,617
American Tower Corp.	386	109,161
AvalonBay Communities, Inc.	167	38,048
Canadian Apartment Properties REIT (Canada)	300	14,984
CatchMark Timber Trust, Inc., Class A	638	7,458
Corporate Office Properties Trust	353	10,392
Cousins Properties, Inc.	277	11,003
Crown Castle International Corp.	143	27,612
DiamondRock Hospitality Co.(b)	2,523	21,723
Douglas Emmett, Inc.	671	22,411
Duke Realty Corp.	555	28,238
Equinix, Inc.	59	48,404
Equity Residential	458	38,532
Essex Property Trust, Inc.	133	43,637
Healthpeak Properties, Inc.	1,464	54,124
Hudson Pacific Properties, Inc.	497	13,548
JBG SMITH Properties	1,077	35,143
	Shares	Value
Real Estate-(continued)
Kilroy Realty Corp.	219	$15,170
Kimco Realty Corp.	681	14,526
PotlatchDeltic Corp.	301	15,634
Prologis, Inc.	950	121,638
Rayonier, Inc.	316	11,916
Regency Centers Corp.	310	20,277
SBA Communications Corp., Class A	162	55,240
Simon Property Group, Inc.	370	46,813
Summit Hotel Properties, Inc.(b)	2,915	26,264
Sunstone Hotel Investors, Inc.(b)	1,531	17,668
UDR, Inc.	1,092	60,049
Washington REIT	595	14,453
Weyerhaeuser Co.	582	19,631
		1,023,620
Utilities-10.04%
American Water Works Co., Inc.	350	59,539
CenterPoint Energy, Inc.	1,620	41,245
Consolidated Edison, Inc.	848	62,557
Essential Utilities, Inc.	470	23,086
		186,427
Total Common Stocks & Other Equity Interests (Cost $1,659,116)		1,842,785
Money Market Funds-0.68%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $12,688)	12,688	12,688
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $1,671,804)		1,855,473
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.34%
Invesco Private Government Fund, 0.02%(d)(e)(f)	7,433	7,433
Invesco Private Prime Fund, 0.12%(d)(e)(f)	17,336	17,343
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,776)		24,776
TOTAL INVESTMENTS IN SECURITIES-101.26% (Cost $1,696,580)		1,880,249
OTHER ASSETS LESS LIABILITIES-(1.26)%		(23,339)
NET ASSETS-100.00%		$1,856,910
See accompanying notes which are an integral part of this schedule.

Invesco Real Assets ESG ETF (IVRA)—(continued)
July 31, 2021
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$166,982	$(154,294)	$-	$-	$12,688	$1
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	77,125	(69,692)	-	-	7,433	-
Invesco Private Prime Fund	-	112,637	(95,294)	-	-	17,343	4*
Total	$-	$356,744	$(319,280)	$-	$-	$37,464	$5

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
Canada	17.95%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Select Growth ETF (IVSG)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-12.87%
Activision Blizzard, Inc.	368	$30,772
Alphabet, Inc., Class A(b)	25	67,363
Facebook, Inc., Class A(b)	217	77,317
		175,452
Consumer Discretionary-21.57%
Alibaba Group Holding Ltd., ADR (China)(b)	56	10,931
Amazon.com, Inc.(b)	41	136,431
Booking Holdings, Inc.(b)	32	69,704
Farfetch Ltd., Class A (United Kingdom)(b)	741	37,139
Penn National Gaming, Inc.(b)	583	39,866
		294,071
Energy-2.15%
Occidental Petroleum Corp.	1,123	29,310
Financials-4.18%
Apollo Global Management, Inc.(c)	968	56,976
Health Care-8.08%
Intuitive Surgical, Inc.(b)	31	30,735
IQVIA Holdings, Inc.(b)	154	38,146
Kura Oncology, Inc.(b)	2,179	41,270
		110,151
Industrials-2.49%
United Rentals, Inc.(b)	103	33,944
Information Technology-46.27%
Apple, Inc.	414	60,386
Applied Materials, Inc.	475	66,467
Microsoft Corp.	599	170,661
NVIDIA Corp.	292	56,937
Palo Alto Networks, Inc.(b)	151	60,256
PayPal Holdings, Inc.(b)	156	42,983
QUALCOMM, Inc.	486	72,803
RingCentral, Inc., Class A(b)	81	21,649
	Shares	Value
Information Technology-(continued)
StoneCo Ltd., Class A (Brazil)(b)	421	$24,772
Visa, Inc., Class A	218	53,713
		630,627
Materials-2.29%
Freeport-McMoRan, Inc.	818	31,166
Total Common Stocks & Other Equity Interests (Cost $1,198,509)		1,361,697
Money Market Funds-0.14%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $1,932)	1,932	1,932
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $1,200,441)		1,363,629
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.27%
Invesco Private Government Fund, 0.02%(d)(e)(f)	17,460	17,460
Invesco Private Prime Fund, 0.12%(d)(e)(f)	40,723	40,739
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $58,199)		58,199
TOTAL INVESTMENTS IN SECURITIES-104.31% (Cost $1,258,640)		1,421,828
OTHER ASSETS LESS LIABILITIES-(4.31)%		(58,721)
NET ASSETS-100.00%		$1,363,107
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$63,344	$(61,412)	$-	$-	$1,932	$1
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	61,359	(43,899)	-	-	17,460	-
Invesco Private Prime Fund	-	147,010	(106,271)	-	-	40,739	3*
Total	$-	$271,713	$(211,582)	$-	$-	$60,131	$4

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Select Growth ETF (IVSG)—(continued)
July 31, 2021
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco US Large Cap Core ESG ETF (IVLC)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Communication Services-10.66%
Alphabet, Inc., Class A(b)	130	$350,289
Comcast Corp., Class A	1,413	83,127
Electronic Arts, Inc.	484	69,677
Netflix, Inc.(b)	164	84,881
Snap, Inc., Class A(b)	1,018	75,759
Verizon Communications, Inc.	1,938	108,102
		771,835
Consumer Discretionary-12.51%
Amazon.com, Inc.(b)	116	386,001
D.R. Horton, Inc.	891	85,028
Dollar General Corp.	235	54,670
Home Depot, Inc. (The)	404	132,589
O’Reilly Automotive, Inc.(b)	162	97,822
Ross Stores, Inc.	576	70,669
Target Corp.	305	79,620
		906,399
Consumer Staples-6.83%
Mondelez International, Inc., Class A	1,850	117,031
PepsiCo, Inc.	812	127,444
Procter & Gamble Co. (The)	1,074	152,755
Sysco Corp.	1,316	97,647
		494,877
Energy-1.34%
Baker Hughes Co., Class A	4,572	97,109
Financials-10.71%
American Express Co.	644	109,821
Equitable Holdings, Inc.	2,221	68,562
Intercontinental Exchange, Inc.	991	118,752
JPMorgan Chase & Co.	1,469	222,965
Marsh & McLennan Cos., Inc.	609	89,657
Progressive Corp. (The)	739	70,323
S&P Global, Inc.	223	95,605
		775,685
Health Care-12.68%
AstraZeneca PLC, ADR (United Kingdom)	1,846	105,665
Cooper Cos., Inc. (The)	169	71,279
Eli Lilly and Co.	324	78,894
HCA Healthcare, Inc.	622	154,380
Merck & Co., Inc.	1,669	128,296
Seagen, Inc.(b)	213	32,672
Thermo Fisher Scientific, Inc.	250	135,003
UnitedHealth Group, Inc.	515	212,293
		918,482
Industrials-9.83%
Fastenal Co.	1,408	77,116
	Shares	Value
Industrials-(continued)
Hubbell, Inc.	347	$69,560
Otis Worldwide Corp.	950	85,073
Rockwell Automation, Inc.	255	78,392
Stanley Black & Decker, Inc.	302	59,509
Trane Technologies PLC	338	68,820
Union Pacific Corp.	444	97,130
United Parcel Service, Inc., Class B	595	113,859
Waste Connections, Inc.	496	62,838
		712,297
Information Technology-28.90%
Accenture PLC, Class A	394	125,166
Apple, Inc.	3,389	494,319
Applied Materials, Inc.	1,012	141,609
Fiserv, Inc.(b)	961	110,621
Microsoft Corp.	1,968	560,703
QUALCOMM, Inc.	1,021	152,946
TE Connectivity Ltd.	497	73,293
Texas Instruments, Inc.	782	149,065
Visa, Inc., Class A	692	170,502
VMware, Inc., Class A(b)	317	48,735
Workday, Inc., Class A(b)	282	66,101
		2,093,060
Materials-1.17%
Air Products and Chemicals, Inc.	292	84,981
Real Estate-3.34%
Alexandria Real Estate Equities, Inc.	187	37,650
American Tower Corp.	229	64,761
Prologis, Inc.	1,090	139,564
		241,975
Utilities-1.87%
American Water Works Co., Inc.	209	35,553
NextEra Energy, Inc.	1,286	100,179
		135,732
Total Common Stocks & Other Equity Interests (Cost $6,770,595)		7,232,432
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $7,956)	7,956	7,956
TOTAL INVESTMENTS IN SECURITIES-99.95% (Cost $6,778,551)		7,240,388
OTHER ASSETS LESS LIABILITIES-0.05%		3,408
NET ASSETS-100.00%		$7,243,796
See accompanying notes which are an integral part of this schedule.

Invesco US Large Cap Core ESG ETF (IVLC)—(continued)
July 31, 2021
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$142,727	$(134,771)	$-	$-	$7,956	$2
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	198,474	(198,474)	-	-	-	1*
Invesco Private Prime Fund	-	223,249	(223,249)	-	-	-	17*
Total	$-	$564,450	$(556,494)	$-	$-	$7,956	$20

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for the Funds listed below, as of July 31, 2021, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Real Assets ESG ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,842,785	$-	$-	$1,842,785
Money Market Funds	12,688	24,776	-	37,464
Total Investments	$1,855,473	$24,776	$-	$1,880,249
Invesco Select Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,361,697	$-	$-	$1,361,697
Money Market Funds	1,932	58,199	-	60,131
Total Investments	$1,363,629	$58,199	$-	$1,421,828